Acquisitions, divestments and equity-accounted companies - Divestments and spin-offs (Details) € in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 03, 2022 CHF (SFr)	Oct. 03, 2022 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jul. 31, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets held for sale and in discontinued operations	$ 96,000,000	$ 136,000,000
Current liabilities held for sale and in discontinued operations	132,000,000	381,000,000
Income from continuing operations before income taxes	3,394,000,000	5,787,000,000	$ 841,000,000
Accumulated other comprehensive loss	(4,556,000,000)	(4,088,000,000)		$ (5,590,000,000)				$ (4,002,000,000)
Cash and equivalents	4,156,000,000	4,159,000,000
Spinoff [Member] | Noncontrolling Interest [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net assets						$ 12,000,000
Spinoff [Member] | Retained Earnings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net assets						272,000,000
Accumulated other comprehensive loss						95,000,000
Cash and equivalents						172,000,000
Accelleron [Member] | Spinoff [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Short-term intercompany loan					SFr 300	$ 306,000,000
Solar Inverters business | Disposal group, held for sale, not discontinued operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestment value									$ 0
Amount payable to buyer							€ 132	$ 145,000,000		$ 143,000,000
Loss on write down of disposal group			33,000,000	421,000,000
Loss from cumulative translation adjustment, disposal group			(99,000,000)	$ (99,000,000)
Income from continuing operations before income taxes			(63,000,000)
Dodge [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from continuing operations before income taxes		115,000,000	96,000,000
Recognized net gain on sale of business		2,193,000,000
Proceeds from divestments of consolidated businesses, net of transaction costs		2,958,000,000
Turbocharging Division [Member] | Spinoff [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from continuing operations before income taxes	$ 134,000,000	$ 186,000,000	$ 139,000,000